Intangible Assets - Significant Intangible Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 1,258	€ 1,068
Customer relationships | Concur
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 588	704
Customer relationships | Concur | Lowest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	7 years
Customer relationships | Concur | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	11 years
Customer relationships | LeanIX
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 345	0
Remaining Useful Life (in years)	13 years
Customer relationships | Callidus
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 147	181
Customer relationships | Callidus | Highest
Useful Lives of Intangible Assets Other Than Goodwill
Remaining Useful Life (in years)	9 years
Customer relationships | Signavio
Useful Lives of Intangible Assets Other Than Goodwill
Total significant intangible assets	€ 178	€ 183
Remaining Useful Life (in years)	13 years